Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0001788230
Registrant Name	Heritage Distilling Holding Company, Inc.
Registration File Number	333-289870
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A